Capital Structure, Dividends (Details) $ / shares in Units, $ in Thousands	11 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 29, 2022 Vessel $ / shares	Jul. 26, 2022 Vessel
Dividends [Abstract]
Dividend payable, date declared	Nov. 29, 2022
Number of vessels acquired | Vessel		2	4
Dividend payable, date of payment	Jan. 10, 2023
Dividend payable, date of record	Dec. 12, 2022
Dividends payable	$ 7,373
Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable	$ 7,373
Special Dividend [Member]
Dividends [Abstract]
Dividend payable (in dollars per share) | $ / shares		$ 1